Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 25, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense		$ 1,574	$ 10,919	$ 16,488
Stock Option Modifications
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 2,400	0	2,394
Cumulative Stock-based Compensation Expense Related to Stock Options Recorded upon Effectiveness of Our IPO
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense		0	6,236
Post-IPO Stock-based Compensation Expense Related to Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense		1,440	2,025
Stock-based Compensation Expense Related to the Issuance of Common Stock to Directors
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense		0	130
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense		$ 134	$ 134